Condensed Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 2,260,855	$ 3,693,845
Trade receivables, less allowance of $54,000 in 2021 and $55,000 in 2020	1,651,035	2,119,213
Inventories	1,607,828	1,644,975
Prepaid expenses and other assets	162,786	125,969
Income taxes receivable	30,412	219,451
Total current assets	5,712,916	7,803,453
PROPERTY, PLANT, AND EQUIPMENT, at cost:
Land and building	9,556,586	9,556,586
Machinery and equipment	5,271,367	5,263,586
Office equipment	1,420,494	1,417,219
Vehicles	245,674	245,674
Property, plant, and equipment, Gross	16,494,121	16,483,065
Less accumulated depreciation	(9,410,087)	(9,094,702)
Total property, plant and equipment at cost, net	7,084,034	7,388,363
INTANGIBLE ASSETS, less accumulated amortization of $205,697 in 2021 and $207,399 in 2020	245,832	243,583
Total assets	13,042,782	15,435,399
CURRENT LIABILITIES
Current portion of long-term debt	0	2,688,396
Accounts payable	1,521,736	459,836
Accrued compensation	466,547	279,755
Other accrued liabilities	99,774	168,066
Total current liabilities	2,088,057	3,596,053
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, par value $.10 per share; authorized 250,000 shares; issued none	0	0
Common stock, par value $.10 per share; authorized 4,750,000 shares; issued and outstanding 1,980,694 shares in 2021 and 1,976,354 in 2020	198,069	197,635
Additional paid-in-capital	2,902,790	2,743,930
Retained earnings	7,853,866	8,897,781
Total stockholders' equity	10,954,725	11,839,346
Total liabilities and stockholders' equity	$ 13,042,782	$ 15,435,399